Summary of significant accounting policies - Schedule Of acquired finite lived Intangible assets by major class (Details)	12 Months Ended
Dec. 31, 2022
Credit investigation license
Intangible assets, net
Description of useful lives of intangible assets	indefinite
Microcredit license
Intangible assets, net
Estimated economic useful lives	17 years
Software copyright
Intangible assets, net
Estimated economic useful lives	2 years
Customer database
Intangible assets, net
Estimated economic useful lives	5 years 6 months
Customer relationship
Intangible assets, net
Estimated economic useful lives	10 years
Trademark
Intangible assets, net
Estimated economic useful lives	5 years 6 months